Class A, B, C and I Shares | TETON WESTWOOD MIGHTY MITES FUND
SUMMARY OF THE FUNDS TETON WESTWOOD MIGHTY MITESSM FUND (formerly, “GAMCO Westwood Mighty MitesSM Fund”) (the “Mighty Mites Fund”)
Investment Objective
The Mighty Mites Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.
Fees and Expenses of the Mighty Mites Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mighty Mites Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Class A, B, C and I Shares TETON WESTWOOD MIGHTY MITES FUND (USD $)	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Class A, B, C and I Shares TETON WESTWOOD MIGHTY MITES FUND		Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Expenses		0.50%	1.00%	1.00%	none
Other Expenses		0.21%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.72%	2.22%	2.22%	1.22%
[1]	Please note that Total Annual Operating Expenses in the table above does not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the "Financial Highlights" section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example
This example is intended to help you compare the cost of investing in the Mighty Mites Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Mighty Mites Fund for the time periods indicated and then redeem all of your shares at the end of those periods, except as noted. The example also assumes that your investment has a 5% return each year and that the Mighty Mites Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, B, C and I Shares TETON WESTWOOD MIGHTY MITES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	568	920	1,296	2,349
Class B Shares	725	994	1,390	2,429
Class C Shares	325	694	1,190	2,554
Class I Shares	124	387	670	1,477

You would pay the following expenses if you did not redeem your shares of the Mighty Mites Fund:
Expense Example, No Redemption Class A, B, C and I Shares TETON WESTWOOD MIGHTY MITES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	568	920	1,296	2,349
Class B Shares	225	694	1,190	2,429
Class C Shares	225	694	1,190	2,554
Class I Shares	124	387	670	1,477

Portfolio Turnover
The Mighty Mites Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mighty Mites Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Mighty Mites Fund’s performance. During the most recent fiscal year, the Mighty Mites Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
The Mighty Mites Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $500 million or less at the time of the Mighty Mites Fund’s initial investment.

The Mighty Mites Fund focuses on micro-cap companies which appear to be underpriced relative to their “private market value.” Private market value is the value which Teton Advisors, Inc. (the “Adviser”) believes informed investors would be willing to pay to acquire a company. The Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Micro-cap companies may also be new or unseasoned companies which are in their very early stages of development. Micro-cap companies can also be engaged in new and emerging industries.

Micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies. The Adviser will attempt to capitalize on the lack of analyst attention to micro-cap stocks and the inefficiency of the micro-cap market.

The Mighty Mites Fund may also invest up to 25% of its total assets in foreign securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The Mighty Mites Fund may also invest in foreign debt securities.

You May Want to Invest in the Fund if:
  you are a long-term investor
  you seek long-term growth of capital
  you seek an exposure to the micro-cap market segment despite the potential volatility of micro-capitalization stocks

Principal Risks
The Mighty Mites Fund’s share price will fluctuate with changes in the market value of the Mighty Mites Fund’s portfolio securities. Your investment in the Mighty Mites Fund is not guaranteed; you may lose money by investing in the Mighty Mites Fund. When you sell Mighty Mites Fund shares, they may be worth more or less than what you paid for them.

  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Mighty Mites Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Management Risk.    If the portfolio managers are incorrect in their assessment of the securities the Mighty Mites Fund holds, then the value of the Mighty Mites Fund’s shares may decline.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Small- and Micro-Cap Company Risk.    Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

Performance
The bar chart and table provide an indication of the risks of investing in the Mighty Mites Fund by showing changes in the Mighty Mites Fund’s performance from year to year, and by showing how the Mighty Mites Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index as well as another relevant index. As with all mutual funds, the Mighty Mites Fund’s past performance (before and after taxes) does not predict how the Mighty Mites Fund will perform in the future. Updated information on the Mighty Mites Fund’s results can be obtained by visiting www.gabelli.com.
TETON WESTWOOD MIGHTY MITES FUND (Total returns for Class A Shares for the Years Ended December 31)
[1]	Salesloads are not reflected in the above chart. If sales loads were reflected, the Mighty Mites Fund's returns would be less than those shown.

During the periods shown in the bar chart, the highest return for a quarter was 18.40% (quarter ended September 30, 2009) and the lowest return for a quarter was (16.10)% (quarter ended December 31, 2008).

Average Annual Total Returns (for the periods ended December 31, 2012, with maximum sales charge, if applicable)
Average Annual Total Returns Class A, B, C and I Shares TETON WESTWOOD MIGHTY MITES FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class A Shares Return Before Taxes	TETON Westwood Mighty Mites Fund Class A Shares	Return Before Taxes		13.17%	5.62%	10.35%
Class A Shares Return After Taxes on Distributions	TETON Westwood Mighty Mites Fund Class A Shares	Return After Taxes on Distributions		12.78%	5.25%	9.41%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	TETON Westwood Mighty Mites Fund Class A Shares	Return After Taxes on Distributions and Sale of Fund Shares		9.08%	4.74%	8.95%
Class B Shares Return Before Taxes	Class B Shares	Return Before Taxes		12.39%	5.58%	10.22%
Class C Shares Return Before Taxes	Class C Shares	Return Before Taxes		16.34%	5.94%	10.24%
Class I Shares Return Before Taxes	Class I Shares (commenced operations on January 11, 2008)	Return Before Taxes		18.50%	6.99%	11.20%	Jan. 11, 2008
Russell 2000 Index	Indexes	Russell 2000 Index	(reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%
Russell Microcap™ Index	Indexes	Russell Microcap™ Index	(reflects no deduction for fees, expenses or taxes)	19.75%	1.46%	8.42%

The returns shown for Class I Shares prior to its actual inception date are those of the Class AAA Shares of the Mighty Mites Fund which are offered in a separate prospectus. All Classes of the Mighty Mites Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).